Exhibit 99
Ford Credit Auto Owner Trust 2009-A
Monthly Investor Report

Collection Period	December, 2009
Payment Date	1/15/2010
Transaction Month	10
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

			Weighted Avg Remaining
	Dollar Amount	# of Receivables	Term at Cutoff
Initial Pool Balance	$3,483,283,175.85	179,524	56.4 months

Original Securities:	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Class A-1 Notes	$775,000,000.00	1.86075%	April 15, 2010
Class A-2a Notes	$100,000,000.00	3.240%	August 15, 2011
Class A-2b Notes	$508,000,000.00	one-month LIBOR + 2.00%	August 15, 2011
Class A-3a Notes	$170,000,000.00	3.960%	May 15, 2013
Class A-3b Notes	$910,000,000.00	one-month LIBOR + 2.50%	May 15, 2013
Class A-4 Notes	$491,100,000.00	6.070%	May 15, 2014

Total	$2,954,100,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections			$14,666,776.73

Principal:
Principal Collections			$54,252,359.73
Prepayments in Full			$19,649,445.14
Liquidation Proceeds			$3,656,921.98
Recoveries			$110,349.10

Sub Total			$77,669,075.95

Collections			$92,335,852.68

Purchase Amounts:
Purchase Amounts Related to Principal			$1,236,669.17
Purchase Amounts Related to Interest			$8,702.44

Sub Total			$1,245,371.61

Clean-up Call			$0.00

Reserve Account Draw Amount			$0.00
Net Hedge Receipt – Class A-2b			$0.00
Net Hedge Receipt – Class A-3b			$0.00
Hedge Termination Receipt — Class A-2b			$0.00
Hedge Termination Receipt — Class A-3b			$0.00

Available Funds — Total			$93,581,224.29

Ford Credit Auto Owner Trust 2009-A
Monthly Investor Report

Collection Period	December, 2009
Payment Date	1/15/2010
Transaction Month	10
III. DISTRIBUTIONS

				Carryover	Remaining
Available Funds	Calculated Amount	Amount Paid	Shortfall	Shortfall	Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$93,581,224.29
Servicing Fee	$2,129,142.42	$2,129,142.42	$0.00	$0.00	$91,452,081.87
Net Hedge Payment – Class A-2b	$37,409.06	$37,409.06	$0.00	$0.00	$91,414,672.81
Net Hedge Payment – Class A-3b	$914,372.29	$914,372.29	$0.00	$0.00	$90,500,300.52
Senior Hedge Termination Payments Class A2-b	$0.00	$0.00	$0.00	$0.00	$90,500,300.52
Senior Hedge Termination Payments Class A3-b	$0.00	$0.00	$0.00	$0.00	$90,500,300.52
Interest — Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$90,500,300.52
Interest — Class A-2a Notes	$218,910.48	$218,910.48	$0.00	$0.00	$90,281,390.04
Interest — Class A-2b Notes	$792,026.49	$792,026.49	$0.00	$0.00	$89,489,363.55
Interest — Class A-3a Notes	$561,000.00	$561,000.00	$0.00	$0.00	$88,928,363.55
Interest — Class A-3b Notes	$2,141,711.04	$2,141,711.04	$0.00	$0.00	$86,786,652.51
Interest — Class A-4 Notes	$2,484,147.50	$2,484,147.50	$0.00	$0.00	$84,302,505.01
Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$84,302,505.01
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$84,302,505.01
Regular Principal Payment	$70,085,235.63	$70,085,235.63	$0.00	$0.00	$14,217,269.38
Subordinated Hedge Termination Payments - Class A2-b	$0.00	$0.00	$0.00	$0.00	$14,217,269.38
Subordinated Hedge Termination Payments - Class A3-b	$0.00	$0.00	$0.00	$0.00	$14,217,269.38
Additional Trustee Fees and	$0.00	$0.00	$0.00	$0.00	$14,217,269.38
Residual Released to Depositor	$0.00	$14,217,269.38	$0.00	$0.00	$0.00

Total		$93,581,224.29

Principal Payment:
Priority Principal Payment					$0.00
Regular Principal Payment					$70,085,235.63

Total					$70,085,235.63
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments
		Per $1,000 of		Per $1,000 of	Total Payment
		Original		Original		Per $1,000 of
	Actual	Balance	Actual	Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$11,527,176.91	$115.27	$218,910.48	$2.19	$11,746,087.39	$117.46
Class A-2b Notes	$58,558,058.72	$115.27	$792,026.49	$1.56	$59,350,085.21	$116.83
Class A-3a Notes	$0.00	$0.00	$561,000.00	$3.30	$561,000.00	$3.30
Class A-3b Notes	$0.00	$0.00	$2,141,711.04	$2.35	$2,141,711.04	$2.35
Class A-4 Notes	$0.00	$0.00	$2,484,147.50	$5.06	$2,484,147.50	$5.06

Total	$70,085,235.63		$6,197,795.51		$76,283,031.14

Ford Credit Auto Owner Trust 2009-A
Monthly Investor Report

Collection Period Payment Date Transaction Month	December, 2009 1/15/2010 10
V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$81,077,956.44	0.8107796	$69,550,779.53	0.6955078
Class A-2b Notes	$411,876,018.72	0.8107796	$353,317,960.00	0.6955078
Class A-3a Notes	$170,000,000.00	1.0000000	$170,000,000.00	1.0000000
Class A-3b Notes	$910,000,000.00	1.0000000	$910,000,000.00	1.0000000
Class A-4b Notes	$491,100,000.00	1.0000000	$491,100,000.00	1.0000000

Total	$2,064,053,975.16	0.6987082	$1,993,968,739.53	0.6749835

Pool Information
Weighted Average APR		6.887%		6.891%
Weighted Average Remaining Term		49.07		48.27
Number of Receivables Outstanding		146,162		143,718
Pool Balance		$2,554,970,899.35		$2,473,152,716.74
Adjusted Pool Balance (Pool Balance — YSOC Amount)		$2,283,820,696.87		$2,212,385,461.23
Pool Factor		0.7334950		0.7100062

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance				$40,057,756.52
Targeted Credit Enhancement Amount				$40,807,019.83
Yield Supplement Overcollateralization Amount				$260,767,255.51
Targeted Overcollateralization Amount				$479,183,977.21
Actual Overcollateralization Amount (EOP Pool Balance — EOP Note Balance)				$479,183,977.21
Fixed Overcollateralization				$217,667,458.39

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance				$40,057,756.52
Reserve Account Deposits Made				0.00
Reserve Account Draw Amount				0.00

Ending Reserve Account Balance				$40,057,756.52
Change in Reserve Account Balance				$0.00

Specified Reserve Balance				$40,057,756.52

Ford Credit Auto Owner Trust 2009-A
Monthly Investor Report

Collection Period	December, 2009
Payment Date	1/15/2010
Transaction Month	10
VIII. NET LOSSES AND DELINQUENT RECEIVABLES

	# of Receivables	Amount
Realized Loss	513	$3,022,786.59
(Recoveries)	159	$110,349.10

Net Losses for Current Collection Period		$2,912,437.49
Cumulative Net Losses Last Collection		$12,844,228.22

Cumulative Net Losses for all Collection Periods		$15,756,665.71

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)		1.37%
Delinquent Receivables:

	% of EOP Pool	# of Receivables	Amount
31-60 Days Delinquent	2.16%	2,785	$53,311,255.14
61-90 Days Delinquent	0.25%	310	$6,135,093.92
91-120 Days Delinquent	0.07%	74	$1,693,838.07
Over 120 Days Delinquent	0.10%	104	$2,511,855.45

Total Delinquent Receivables	2.57%	3,273	$63,652,042.58

Repossesion Inventory:

Repossesed in the Current Collection Period		257	$5,378,012.48
Total Repossesed Inventory		373	$8,182,089.81

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			1.0570%
Preceding Collection Period			1.3140%
Current Collection Period			1.3902%
Three Month Average			1.2537%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2441%
Preceding Collection Period			0.3175%
Current Collection Period			0.3396%
Three Month Average			0.3004%